Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment Net
	December 31
	2025	2024
	U.S. dollars in thousands
Cost:
Computers and software	245	230
Furniture and leasehold improvements	38	38
Electronic equipment	22	20
Machines and molds	88	86
	393	374
Less - accumulated depreciation	326	244
	67	130